SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Stock Option Activity
A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2012 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	469,864	$9.45	3.77	$-
Granted	338,473	$1.47
Forfeited	203,627	$9.21

Outstanding at end of year	604,710	$5.07	4.72	-

Exercisable options at end of year	225,023	$10.7	1.78	-

Vested and expected-to-vest at end of year	472,596	$6.09	4.1	-

Schedule of Stock-Based Compensation Expense
Stock-based compensation (gain) expense in respect of options granted to employees amounted to $ (2), $ 33 and $ 330 for the years ended December 31, 2012, 2011 and 2010, respectively. The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$22	$(24)	$31
Research and development	5	10	(4)
Sales and marketing	20	21	(21)
General and administrative	(49)	26	324

Total	$(2)	$33	$330

Schedule of Outstanding Options to Consultants
The Company's outstanding options to consultants as of December 31, 2012, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

2004	7,500	$11.76	7,500	2014

	7,500		7,500